Inventories, Net	6 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Inventories, net

(7) Inventories, net

Inventories, net consist of the following:

	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Raw material	-	5,918
Finished Goods	-	1,671
work in progress	-	2,404
Ginseng	-	1,970,070
Inventory write-down	-	(126)
Total	-	1,979,937

For the six months ended December 31, 2024 and 2025, the Group recognized inventories write-down of nil and nil in cost of revenue, respectively.